CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Share capital - ordinary shares, par value	$ 0.0001	$ 0.0001
Share capital - ordinary shares, shares authorized	360,000,000	360,000,000
Share capital - ordinary shares, shares issued	197,446,940	202,783,480
Share capital - ordinary shares, shares outstanding	197,446,940	202,783,480
Treasury stock, shares		334,388